ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Accounts Payable
	December 31,
	2014	2015

Employees and payroll accruals	$357	$285
Government authorities	542	801
Accrued vacation pay	128	211
Accrued expenses	2,152	1,569
Factoring advance payments	180	615
Capital leases – current portion	252	440
Other	204	500

	$3,815	$4,421